Financial assets and financial liabilities - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial liabilities	R$ 405,286	R$ 654,471
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Interest rate risk | Short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 253,042
Percentage of CDI rate used to calculate interest rate in sensitivity analysis	111.11%
Interest rate used in measuring financial assets	4.42%
Probable scenario	R$ 11,184
Increase (decrease) In Financial Instrument In Possible Scenario	8,388
Increase (decrease) In Financial Instrument In Remote Scenario	2,796
Interest rate risk | Trade receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial assets	R$ 11,203
Inflation rate used in measuring financial liabilities	10.06%
Probable scenario	R$ 1,127
Increase (decrease) In Financial Instrument In Possible Scenario	1,409
Increase (decrease) In Financial Instrument In Remote Scenario	1,972
Interest rate risk | Lease liabilities Member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial liabilities	R$ 161,532
Inflation rate used in measuring financial liabilities	17.79%
Probable scenario	R$ 28,737
Increase (decrease) In Financial Instrument In Possible Scenario	35,921
Increase (decrease) In Financial Instrument In Remote Scenario	50,289
Interest rate risk | Accounts payable from acquisition of subsidiaries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value of financial instrument, financial liabilities	R$ 149,765
Inflation rate used in measuring financial liabilities	10.06%
Probable scenario	R$ 15,066
Increase (decrease) In Financial Instrument In Possible Scenario	18,833
Increase (decrease) In Financial Instrument In Remote Scenario	R$ 26,366